Document and Entity Information	Sep. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001574596
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	The New Home Company Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36283
Entity Tax Identification Number	27-0560089
Entity Address, Address Line One	6730 N Scottsdale Rd.
Entity Address, Address Line Two	Suite 290
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	(602)
Local Phone Number	767-1426
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NWHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false